Segment Reporting - Summary of Sales by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	$ 723,355	$ 835,469	$ 782,583
Gross profit	73,119	121,091	85,027
Selling, general & administrative expenses	73,877	81,218	60,206
Operating income (loss)	(758)	39,873	24,821
Other (income) expense	(2,200)	1,195	10,463
Interest expense	9,174	10,248	9,159
Loss on extinguishment of debt	509	0	921
Income (loss) before provision for income taxes	(8,241)	28,430	4,278
Capital expenditures, depreciation and restructuring:
Depreciation expense	13,900	13,100	13,400
Restructuring	10,784	1,800
Global Seating
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	314,682	348,690	358,826
Global Electrical Systems
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	203,128	242,391	191,828
Trim Systems & Components
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	205,545	244,388	231,929
Operating Segments
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	723,355	835,469	782,583
Cost of revenues	650,078	714,195	697,055
Gross profit	73,277	121,274	85,528
Selling, general & administrative expenses	61,961	68,513	49,564
Operating income (loss)	11,316	52,761	35,964
Operating Segments | Global Seating
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	314,682	348,690	358,826
Cost of revenues	277,131	305,539	329,888
Gross profit	37,551	43,151	28,938
Selling, general & administrative expenses	29,977	34,026	28,433
Operating income (loss)	7,574	9,125	505
Capital expenditures, depreciation and restructuring:
Capital expenditures	5,082	8,067	10,004
Depreciation expense	5,186	5,039	4,516
Restructuring	1,546	131	2,458
Operating Segments | Global Electrical Systems
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	203,128	242,390	191,828
Cost of revenues	189,946	202,745	165,069
Gross profit	13,182	39,645	26,759
Selling, general & administrative expenses	17,742	17,088	9,376
Operating income (loss)	(4,560)	22,557	17,383
Capital expenditures, depreciation and restructuring:
Capital expenditures	5,421	8,669	3,883
Depreciation expense	4,927	4,181	3,704
Restructuring	3,745	8	674
Operating Segments | Trim Systems & Components
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	205,545	244,389	231,929
Cost of revenues	183,001	205,911	202,098
Gross profit	22,544	38,478	29,831
Selling, general & administrative expenses	14,242	17,399	11,755
Operating income (loss)	8,302	21,079	18,076
Capital expenditures, depreciation and restructuring:
Capital expenditures	3,446	1,891	4,982
Depreciation expense	3,279	3,396	4,075
Restructuring	5,329	678	202
Corporate and other unallocated costs
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Corporate and other unallocated costs	12,074	12,888	$ 11,143
Other (income) expense	(2,200)
Interest expense	9,174
Loss on extinguishment of debt	509
Capital expenditures, depreciation and restructuring:
Restructuring	$ 164	$ 983